Consolidated statement of comprehensive income - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018
Statement of comprehensive income [abstract]
Net income	$ 1,182	$ 1,268	$ 1,328
Net foreign currency translation adjustments
Net gains (losses) on investments in foreign operations	(66)	340	(1,562)
Net gains (losses) on hedges of investments in foreign operations	38	(159)	980
Other comprehensive income, net of tax, exchange differences on translation	(28)	181	(582)
Net change in debt securities measured at FVOCI
Net gains (losses) on securities measured at FVOCI	98	(28)	(44)
Net (gains) losses reclassified to net income	(6)	0	(7)
Other comprehensive income, net of tax, debt securities	92	(28)	(51)
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges	44	(66)	54
Net (gains) losses reclassified to net income	(1)	38	(48)
Other comprehensive income, net of tax, cash flow hedges	43	(28)	6
OCI, net of income tax, that is not subject to subsequent reclassification to net income
Net gains (losses) on post-employment defined benefit plans	(135)	(95)	107
Net gains (losses) due to fair value change of FVO liabilities attributable to changes in credit risk	10	(8)	(3)
Net gains (losses) on equity securities designated at FVOCI	2	10	14
Total OCI	(16)	32	(509)
Comprehensive income	1,166	1,300	819
Comprehensive income attributable to non-controlling interests	4	2	5
Preferred shareholders	23	24	18
Common shareholders	1,139	1,274	796
Comprehensive income attributable to equity shareholders	1,162	1,298	814
Net foreign currency translation adjustments
Income tax (expense) benefit, Net gains (losses) on investments in foreign operations	0	(2)	48
Income tax (expense) benefit, Net gains (losses) on hedges of investments in foreign operations	(2)	5	(120)
Income tax (expense) benefit recognized in other comprehensive income relating to exchange differences on translation	(2)	3	(72)
Net change in debt securities measured at FVOCI
Income tax (expense) benefit, Net gains (losses) on securities measured at FVOCI	(18)	7	4
Income tax (expense) benefit, Net (gains) losses reclassified to net income	2	0	1
Income tax (expense) benefit recognized in other comprehensive income relating to debt securities measured at FVOCI	(16)	7	5
Net change in cash flow hedges
Income tax (expense) benefit, Net gains (losses) on derivatives designated as cash flow hedges	(16)	22	(20)
Income tax (expense) benefit, Net (gains) losses reclassified to net income	1	(14)	18
Income tax (expense) benefit recognized in other comprehensive income relating to cash flow hedges	(15)	8	(2)
Not subject to subsequent reclassification to net income
Income tax (expense) benefit, Net gains (losses) on post-employment defined benefit plans	42	30	(40)
Income tax (expense) benefit, Net gains (losses) due to fair value change of FVO liabilities attributable to changes in credit risk	(4)	3	1
Income tax (expense) benefit, Net gains (losses) on equity securities designated at FVOCI	0	(4)	(4)
Income tax (expense) benefit relating to components of other comprehensive income	$ 5	$ 47	$ (112)